Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Inventories [Abstract]
Raw materials and supplies	$ 33.3	$ 29.9
Goods in process	43.6	49.7
Finished goods	32.4	42.5
Inventories	$ 109.3	$ 122.1